Inventories (Tables)	12 Months Ended
Sep. 30, 2017
Inventories [Abstract]
Schedule of inventories
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Raw material	$-	$-
Finished goods	45	45
Project-in-progress	-	45
Total	$45	$90